Other Income, Net	12 Months Ended
Dec. 31, 2020
Other Income and Expenses [Abstract]
Other Income, Net

13.	OTHER INCOME, NET
Other income consists of the following:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$

Government subsidy	33,061,272	36,769,550	35,888,591	5,500,167
Others	(360,526)	4,530,914	13,250,746	2,030,766

	32,700,746	41,300,464	49,139,337	7,530,933